Share capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

11.   Share capital

(a)   Authorized:

Unlimited common shares without par value or restrictions.

(b)   Base shelf prospectus

On December 21, 2022, the Company filed a final short form base shelf prospectus (the "Prospectus") under which the Company may sell from time‐to‐time common shares, warrants, subscription receipts, units, debt securities and/or share purchase contracts of the Company, up to an aggregate of $300 million. The Prospectus has a term of 25‐months from the filing date. As of December 31, 2023, no securities were issued under the Prospectus.